Stockholders' equity - General and dividends (Detail) $ in Millions	1 Months Ended						3 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Apr. 30, 2016 SFr / shares	May 31, 2015 USD ($)	Apr. 30, 2015 SFr / shares	May 31, 2014 USD ($)	Apr. 30, 2014 SFr / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Company's authorized shares | shares								2,719,000,000	2,819,000,000
Company's registered and issued shares | shares								2,214,743,264	2,314,743,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | SFr / shares		SFr 0.74		SFr 0.72		SFr 0.70
Distribution by way of a nominal value reduction (in Swiss francs per share) | SFr / shares				0.17
Dividend proposed to be paid out of capital contribution reserves of Abb Ltd (in Swiss francs per share) | SFr / shares				0.55
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share) | SFr / shares		0.86		1.03
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share) | SFr / shares		SFr 0.12		SFr 0.86
Nominal value reduction | $								$ 1,626	$ 403
Distribution to ABB Ltd's shareholders | $			$ 1,317		$ 1,841				1,317	$ 1,841
Capital stock and additional paid-in capital
Nominal value reduction | $	$ 1,224						$ 349	1,224	349
Retained earnings
Nominal value reduction | $	$ 402						$ 54	$ 402	54
Distribution to ABB Ltd's shareholders | $									$ 1,317	$ 1,841